ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

		As of December 31,
		2022	2023
	Notes	RMB	RMB	US$
Payable to financial institutions		38,523,830	50,056,062	7,050,249
Short-term contract liability (net of tax)		422,429,761	35,401,160	4,986,149
Payable to dealers and suppliers		25,044,619	23,795,146	3,351,476
Deposit due to third-parties		45,333,662	22,703,569	3,197,731
Customer advances	i	142,673,140	16,703,709	2,352,668
Payable to employees		9,627,567	10,705,546	1,507,845
Other tax payables		9,575,306	7,469,996	1,052,127
Accrued professional service fees		5,198,272	4,285,000	603,530
Accrued output value-added tax		35,757,905	1,800,204	253,553
Notes payable	ii	123,436,000	—	—
Interest payable		1,040,927	—	—
Others		32,195,710	33,957,234	4,782,776
		890,836,699	206,877,626	29,138,104
(i)	Customer advances relate to automobile customer’s deposit balances that are paid to secure the automobiles before a purchase contract is executed.
(ii)	In the ordinary course of business, the Company uses non-interest bearing bank acceptance drafts to settle payment with the automobile suppliers. The balance of restricted cash deposited as collateral for such notes payable was RMB136,671,970 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively. The aggregate amounts of unused lines of credit for notes payable were RMB597 million and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively.